CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Net Income (loss) for the period	R$ (15,471,579)	R$ (529,284)
Adjustment to
Depreciation, depletion and amortization (Notes 26 and 29)	3,238,678	4,631,559
Amortization of right of use (Note 19.1)	93,309	63,889
Sublease of ships	(11,365)
Interest expense on lease liabilities	203,488	96,993
Results from sale, disposals and provision for losses (impairment) of property, plant and equipment and biological assets, net (Note 29)	(9,343)	3,504
Income (loss) from associates and joint ventures (Note 14.2)	2,952	(5,569)
Exchange rate and monetary variations, net (Note 26)	15,349,795	(302,496)
Interest expenses with financing, loans and debentures, net (Note 18.2)	1,736,775	1,676,115
Capitalized interest	(7,940)	(1,417)
Accrual of interest on marketable securities	(74,102)	(247,053)
Amortization of fundraising costs (notes 18.2)	41,268	159,856
Derivative (gains) losses, net (Note 26)	10,835,114	379,507
Fair value adjustment of biological assets (Note 13)	(173,733)	(83,453)
Deferred income tax and social contribution (Note 12.3)	(8,822,898)	(451,499)
Interest on employee benefits (Note 21.2)	26,527	26,842
Provision for (reversal of) judicial liabilities, net	(22,252)	2,475
Allowance for doubtful accounts, net (Note 7.3)	10,250	(9,928)
Provision for (reversal of) inventory losses, net (Note 8.1)	32,620	(12,028)
Provision for loss of ICMS credits, net (Note 9.1)	48,151	69,191
Other	12,798	66,655
Decrease (increase) in assets
Trade accounts receivables	206,570	1,065,488
Inventories	466,475	(1,208,554)
Recoverable taxes	114,501	(18,032)
Other assets	161,268	46,023
Increase (decrease) in liabilities
Trade accounts payables	(352,975)	(817)
Tax payable	24,235	252,757
Payroll and charges	(19,679)	(262,909)
Other liabilities	(343,868)	(350,419)
Cash provided by operations, net	7,295,040	5,057,396
Payment of interest with financing, loans and debentures	(1,682,413)	(1,462,681)
Interest received from marketable securities	126,579	285,922
Payment of income taxes	(62,694)	(405,257)
Cash provided by operating activities	5,676,512	3,475,380
INVESTING ACTIVITIES
Additions to property, plant and equipment (note 15)	(559,126)	(1,147,071)
Additions to intangible assets (note 16)	(513)	(718)
Additions to biological assets (note 13)	(1,401,424)	(1,508,161)
Proceeds from sale of property, plant and equipment	61,887	83,695
Increase of capital in subsidiaries and associates (Note 14.3)		(11,216)
Marketable securities, net	4,064,361	21,833,286
Advance for acquisition of wood from operations with development	6,544	(212,150)
Acquisition of subsidiaries, net cash		(26,002,540)
Other investments		(269)
Cash provided (used) in investing activities, net	2,171,729	(6,965,144)
Cash flow from financing activities
Proceeds from loans, financing and debentures (note 18.2)	6,700,529	16,225,071
Payment of derivative transactions (note 4.5.4)	(1,834,250)	(4,662)
Payment of loans, financing and debentures (note 18.2)	(6,224,940)	(12,011,492)
Payment of leases (note 19.2)	(354,289)	(270,586)
Payment of dividends		(601,731)
Liabilities for assets acquisitions and subsidiaries	(5,670)	(3,425)
Other financing		2,379
Cash provided (used) by financing activities	(1,718,620)	3,335,554
Exchange variation on cash and cash equivalents	1,094,953	(128,602)
Increase (reduction) in cash and cash equivalents, net	7,224,574	(282,812)
Cash and cash equivalents at the beginning for the period	3,249,127	4,387,453
Cash and cash equivalents at the end for the period	10,473,701	4,104,641
Increase (reduction) in cash and cash equivalents, net	R$ 7,224,574	R$ (282,812)